Stock-based Compensation - Option activity (Details) - Humacyte, Inc. - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 09, 2020
Number of Shares
Options outstanding at the beginning	18,330,574	18,330,574	19,880,073	21,473,871
Granted	5,000,000	6,999,500	1,831,700	2,365,100
Exercised		(336,642)	(743,542)	(2,364,227)
Forfeited		(162,166)	(2,637,657)	(1,594,671)
Options outstanding at the end		24,831,266	18,330,574	19,880,073	21,473,871
Vested and exercisable at the end		15,803,754	12,918,751
Vested and expected to vest at the end		24,831,266	18,330,574			0
Weighted Average Exercise Price Per Share
Options outstanding at the beginning (in dollars per share)	$ 1.59	$ 1.59	$ 1.37	$ 1.23
Granted (in dollars per share)	$ 2.699	2.70	2.57	2.23
Exercised (in dollars per share)		0.59	0.41	0.52
Forfeited (in dollars per share)		1.78	0.99	2.00
Options outstanding at the end (in dollars per share)		1.91	1.59	$ 1.37	$ 1.23
Vested and exercisable at the end (in dollars per share)		1.48	1.31
Vested and expected to vest at the end (in dollars per share)		$ 1.48	$ 1.59
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Options outstanding (in years)		6 years 10 months 6 days	6 years 7 months 6 days	6 years 6 months	7 years 4 months 24 days
Vested and exercisable at the end (in years)		5 years 4 months 2 days	5 years 10 months 24 days
Vested and expected to vest at the end (in years)		6 years 10 months 6 days	6 years 7 months 6 days
Options outstanding at the beginning (in dollars)	$ 20,422	$ 20,422	$ 17,044	$ 21,354
Options outstanding at the end (in dollars)		19,567	20,422	$ 17,044	$ 21,354
Vested and exercisable at the end (in dollars)		19,194	17,925
Vested and expected to vest at the end (in dollars)		$ 19,567	$ 20,422